OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2016
Composition Of Other Intangible Assets

The balance of other intangible assets consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Computer software	3,480	4,222
Trademarks and domain names	1,449	3,018
Courseware	470	448
Business contracts	511	487
Copyrights	639	10,372
Platform	209	199

Total intangible assets	6,758	18,746

Less: Accumulated amortization
Computer software	(2,807)	(3,532)
Trademarks and domain names	(1,045)	(1,186)
Courseware	(470)	(448)
Business contracts	(511)	(487)
Copyrights	(638)	(1,219)
Platform	(209)	(199)

Accumulated amortization	(5,680)	(7,071)

Intangible assets, net	1,078	11,675

Estimated Amortization Expenses for Other Intangible Assets

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2017	1,975
2018	1,880
2019	1,796
2020	1,720
2021	1,689
2022 and thereafter	2,615

11,675